Organization and Nature of Operations	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Organization and Nature of Operations

1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Changyou.com Limited (the “Company” or “Changyou”) and its subsidiaries and variable interest entities (including subsidiaries of variable interest entities, “VIEs”). The Company was incorporated in the Cayman Islands on August 6, 2007. The Company and its subsidiaries and VIEs are collectively referred to as the “Group”. The principal subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2018 are described below:

Name of entity	Place and date of incorporation or acquisition	Effective interest held
Subsidiaries:
Changyou.com (HK) Limited (“Changyou HK”)	Hong Kong, China, incorporated on August 13, 2007	100%
Beijing AmazGame Age Internet Technology Co., Ltd. (“AmazGame”)	Beijing, China, incorporated on September 26, 2007	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Beijing, China, incorporated on October 29, 2009	100%
Beijing Yang Fan Jing He Information Consulting Co., Ltd. (“Yang Fan Jing He”)	Beijing, China, incorporated on April 22, 2010	100%
Beijing Changyou Jingmao Film & Culture Communication Co., Ltd.	Beijing, China, acquired on January 25, 2011	100%
Shanghai Jingmao Culture Communication Co., Ltd	Shanghai, China, acquired on January 25, 2011	100%
7Road.com Limited (“7Road”)	Cayman Islands, incorporated on June 15, 2011	100%
7Road.com HK Limited	Hong Kong, China, incorporated on July 6, 2011	100%
Changyou.com Webgames (HK) Limited (“Changyou HK Webgames”)	Hong Kong, China, incorporated on September 21, 2011	100%
Shenzhen Brilliant Imagination Technologies Co., Ltd. (“Brilliant Imagination”)	Shenzhen, China, incorporated on April 18, 2014	100%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. (“Chuangxiang”)	Beijing, China, incorporated on November 8, 2016	100%
VIEs:
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Beijing, China, incorporated on August 23, 2007	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”), a wholly-owned subsidiary of Gamease	Shanghai, China, acquired on May 28, 2010	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Beijing, China, incorporated on August 5, 2010	100%

The Group’s primary businesses are the online game business; the platform channel business, which consists primarily of online advertising; and the cinema advertising business. The online game business is the Group’s core business.

The Company is a leading online game developer and operator in China as measured by the popularity of the PC game TLBB and the mobile game Legacy TLBB Mobile. The Group engages in the development, operation and licensing of online games for PCs and mobile devices. This includes PC games, which are interactive online games that are accessed and played simultaneously by hundreds of thousands of game players through personal computers and require that local client-end game access software be installed on the computers used; and mobile games, which are played on mobile devices and require an Internet connection.

The Group’s platform channel business mainly consists of the operation of the 17173.com Website, one of the leading information portals in China, which provides news, electronic forums, online videos and other information services on online games to game players.

The Group’s cinema advertising business consists primarily of the acquisition, from operators of movie theaters, and the sale, to advertisers, of pre-film advertising slots, which are advertisements shown before the screening of a movie in a cinema theater.